Transfer of financial assets	12 Months Ended
Mar. 31, 2014
Transfers And Servicing [Abstract]
Transfer of financial assets
6.	Transfer of financial assets

The below transactions are accounted for as sales in accordance with the accounting guidance for transfers of financial assets, because Sony has relinquished control of the receivables. Gains and losses from these transactions, other than as described below, were insignificant, and although Sony continues servicing the receivables subsequent to being sold or contributed, no servicing liabilities are recorded as the costs of collection of the sold receivables are insignificant. Other than the cash proceeds from the sales below, net cash flows related to these transactions, including servicing fees, for the fiscal years ended March 31, 2012, 2013 and 2014 were insignificant. Certain programs require that a portion of the sales proceeds be held back and deferred until collection of the related receivables by the purchaser. The portion of the sales proceeds held back and deferred are initially recorded at estimated fair value using a discounted cash flow model and are included in other current assets and other long term assets. The significant assumptions used in valuing the deferred proceeds are the discount rate, the timing and amount of the cash flows.

Sony has established an accounts receivable sales program within the electronics business in the United States whereby a subsidiary can sell up to 150 million U.S. dollars of eligible trade accounts receivables in the aggregate at any one time to a commercial bank. The program requires that a portion of the sales proceeds be held back and deferred until collection of the related receivables by the purchaser, and the deferred proceeds totaled 4,462 million yen at March 31, 2013 and 6,405 million yen at March 31, 2014. Sony includes collections on deferred proceeds as cash flows within operating activities in the consolidated statements of cash flows since the receivables are the result of operating activities and the associated interest rate risk is insignificant due to its short-term nature. Total trade receivables sold, deferred proceeds from those sales and collections of deferred proceeds during the fiscal years ended March 31, 2012, 2013 and 2014 were as follows:

	Yen in millions
	Fiscal year ended March 31
	2012	2013	2014
Total trade receivables sold	476,855	355,872	247,863
Deferred proceeds	117,343	8,098	36,678
Collections of deferred proceeds	132,636	20,608	35,196

During the fiscal year ended March 31, 2014, Sony established an accounts receivable sales program in the United States whereby a subsidiary in the Pictures segment can sell up to 596 million U.S. dollars of eligible trade accounts receivables in the aggregate to a commercial bank. Sony recognized a gain within other income from sales of accounts receivable under this program for the fiscal year ended March 31, 2014 of 1,394 million yen. The program requires that a portion of the sales proceeds be held back and deferred until collection of the related receivables by the purchaser, and the deferred proceeds totaled 22,188 million yen at March 31, 2014. Total trade receivables sold, deferred proceeds from those sales and collections of deferred proceeds during the fiscal year ended March 31, 2014 were as follows:

Yen in millions
Fiscal year ended March 31
2014
Total trade receivables sold	53,720
Deferred proceeds	22,188
Collections of deferred proceeds	—

Sony has established several accounts receivable sales programs within the electronics business in Japan whereby Sony can sell up to 57,990 million yen of eligible trade accounts receivables in the aggregate at any one time. Through these programs, Sony can sell receivables to special purpose entities owned and operated by commercial banks. Sony can sell receivables in which the agreed upon original due dates are no more than 190 days after the sales of receivables. Total trade accounts receivable sold during the fiscal years ended March 31, 2012, 2013 and 2014 were 126,513 million yen, 105,888 million yen and 75,808 million yen, respectively.

Sony has established several accounts receivable sales programs in the Financial Services segment whereby a subsidiary can sell up to 24,000 million yen of eligible receivables in the aggregate at any one time. Through these programs, the subsidiary can sell receivables to special purpose entities owned and operated by commercial banks. The subsidiary can sell receivables in which the agreed upon original due dates are no more than 180 days after the sales of receivables. Total receivables sold during the fiscal years ended March 31, 2012, 2013 and 2014 were 130,060 million yen, 89,700 million yen and 1,950 million yen, respectively.

During the fiscal years ended March 31, 2013 and 2014, Sony established several accounts receivable sales programs within the electronics business whereby Sony can sell eligible trade accounts receivables held by certain subsidiaries in Europe denominated in several currencies, primarily the euro, and held by certain subsidiaries in North America denominated in several currencies, primarily the U.S. dollar. Through these programs Sony can sell receivables on an uncommitted basis to a commercial bank or a special purpose entity associated with a sponsor bank. The maximum receivables that may be sold at any one time in the aggregate translates into approximately 216,000 million yen as of March 31, 2014. Sony can sell receivables in which the agreed upon original due dates are no more than 190 days after the date the receivables are sold. Total receivables sold during the fiscal years ended March 31, 2013 and 2014 were 66,020 million yen and 337,442 million yen, respectively.

Certain of the accounts receivable sales programs above also involve variable interest entities (“VIEs”). Refer to Note 23.